CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 28,744	$ 8,576	$ (5,496)
Actuarial gains (losses) on defined benefit pension plans		461	147	(106)
Income tax effect on income and expenses recognised in OCI	[1]	(105)	(35)	19
Items that will not be reclassified to the Consolidated statement of income		356	111	(87)
Foreign currency translation effect		(3,609)	(1,052)	1,064
Share of OCI from equity accounted investments		424	0	0
Items that may subsequently be reclassified to the Consolidated statement of income		(3,186)	(1,052)	1,064
Other comprehensive income/(loss)		(2,829)	(940)	977
Total comprehensive income/(loss)		25,914	7,636	(4,519)
Attributable to the equity holders of the company		25,917	7,622	(4,533)
Attributable to non-controlling interests		$ (3)	$ 14	$ 14

[1]	Other Comprehensive Income (OCI).